SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Summary of Composition of Share Capital
	December 31,
	2025		2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary shares of no-par value (1)	500,000,000	214,090,980	500,000,000	169,397,030